Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Leases, Operating [Abstract]
Assets And Liabilities Of Lessee
The classification of operating and finance lease asset and liability balances within the Consolidated Statement of Financial Position is as follows (in millions):

As of		December 31, 2019
Assets
Operating lease assets	Operating lease right-of-use assets	$929
Finance lease assets	Other non-current assets	100
Total lease assets		$1,029

Liabilities
Current lease liabilities
Operating	Other current liabilities	$186
Finance	Other current liabilities	24
Non-current lease liabilities
Operating	Non-current operating lease liabilities	944
Finance	Other non-current liabilities	76
Total lease liabilities		$1,230

Lease, Cost
Weighted average remaining lease term and discount rate related to operating and finance leases are as follows:

As of	December 31, 2019
Weighted average remaining lease term (years)
Operating leases	7.9
Finance leases	4.4
Weighted average discount rate
Operating leases	3.2%
Finance leases	2.0%

Other cash and non-cash related activities are as follows (in millions):

Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$264
Financing cash flows for finance leases	$17
Non-cash related activities
ROU assets obtained in exchange for new operating lease liabilities	$155
ROU assets obtained in exchange for new finance lease liabilities	$48
Operating lease ROU asset expense (1)	$195
Changes in Non-current operating lease liabilities (1)	$(70)
(1)
The Company has recorded non-cash changes in Operating lease ROU assets and Non-current operating lease liabilities through Other assets and liabilities in Cash flows from operations within the Consolidated Statement of Cash Flows.
The components of lease costs are as follows (in millions):

Year Ended December 31, 2019
Operating lease cost	$234
Finance lease costs
Amortization of leased assets	26
Interest on lease liabilities	2
Variable lease cost	60
Short-term lease cost (1)	5
Sublease income	(32)
Net lease cost	$295
(1) Short-term lease cost does not include expenses related to leases with a lease term of one month or less.

Lessee Operating Lease Liability Maturity
Maturity analysis of operating and finance leases as of December 31, 2019 are as follows (in millions):

	Operating Leases	Finance Leases	Total
2020	$208	$26	$234
2021	202	26	228
2022	177	20	197
2023	141	18	159
2024	113	15	128
Thereafter	432	—	432
Total undiscounted future minimum lease payments	1,273	105	1,378
Less: Imputed interest	(143)	(5)	(148)
Present value of lease liabilities	$1,130	$100	$1,230
At December 31, 2018, future minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year are as follows (in millions):

	Gross rental commitments	Rentals from subleases	Net rental commitments
2019	$303	$(34)	$269
2020	253	(30)	223
2021	221	(30)	191
2022	182	(30)	152
2023	148	(12)	136
Thereafter	472	(5)	467
Total minimum payments required	$1,579	$(141)	$1,438

Finance Lease, Liability, Maturity
Maturity analysis of operating and finance leases as of December 31, 2019 are as follows (in millions):

	Operating Leases	Finance Leases	Total
2020	$208	$26	$234
2021	202	26	228
2022	177	20	197
2023	141	18	159
2024	113	15	128
Thereafter	432	—	432
Total undiscounted future minimum lease payments	1,273	105	1,378
Less: Imputed interest	(143)	(5)	(148)
Present value of lease liabilities	$1,130	$100	$1,230
At December 31, 2018, future minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year are as follows (in millions):

	Gross rental commitments	Rentals from subleases	Net rental commitments
2019	$303	$(34)	$269
2020	253	(30)	223
2021	221	(30)	191
2022	182	(30)	152
2023	148	(12)	136
Thereafter	472	(5)	467
Total minimum payments required	$1,579	$(141)	$1,438

Lessor, Operating Lease, Payments to be Received, Maturity
Maturity analysis of operating and finance leases as of December 31, 2019 are as follows (in millions):

	Operating Leases	Finance Leases	Total
2020	$208	$26	$234
2021	202	26	228
2022	177	20	197
2023	141	18	159
2024	113	15	128
Thereafter	432	—	432
Total undiscounted future minimum lease payments	1,273	105	1,378
Less: Imputed interest	(143)	(5)	(148)
Present value of lease liabilities	$1,130	$100	$1,230
At December 31, 2018, future minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year are as follows (in millions):

	Gross rental commitments	Rentals from subleases	Net rental commitments
2019	$303	$(34)	$269
2020	253	(30)	223
2021	221	(30)	191
2022	182	(30)	152
2023	148	(12)	136
Thereafter	472	(5)	467
Total minimum payments required	$1,579	$(141)	$1,438